March 26, 1999



Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549



Re: Matthew 25 Fund
    File Nos. 33-65411 and 811-07471
    Rule 497 (j) Certification



Ladies and Gentleman:

        The undersigned officer of the Matthew 25 Fund (the "Fund") does hereby certify pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, as amended, that (i) the form of Prospectus and Statement of Additional Inform-ation that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendmenmt No. 7 to Form N-1A Registrastion Statement filed by the Fund May 25, 1999, which is the most recent amendment to such registration statement and (ii) the text of Post-Effective Amendment No. 7 has been filed electronically.



Very truly yours,



/s/ MARK MULHOLLAND
--------------------------
Mark Mulholland, President